SCHEDULE OF CHANGES IN TREASURY STOCK SHARES (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Treasury Stock, Beginning Balance	175	5,771
Repurchases of Common Shares	8,264	1,988
Issuance of Treasury Stock	(7,997)	(7,584)
Treasury Stock, Ending Balance	442	175